STOCK OPTIONS	12 Months Ended
Dec. 31, 2013
STOCK OPTIONS [Text Block]
6.	STOCK OPTIONS

The Company adopted a Stock Option Plan under which the Company can grant up to 6,620,230 shares of its common stock to the officers, directors, employees and consultants.

On January 28, 2011, the Company granted 2,400,000 stock options to directors, officers, and employees exercisable at $0.20 per share to December 29, 2015. The options vest 50% on the date of grant, 25% on the first anniversary and 25% on the second anniversary. During the year ended December 31, 2013, the Company recorded stock-based compensation of $3,972 (2012 - $40,146 ; 2011 - $185,113) as consulting expense related to these options.

On May 1, 2011, the Company granted 300,000 stock options to a consultant exercisable at $0.20 per share to December 29, 2015. The options vest 50% on the date of grant, 25% on the first anniversary and 25% on the second anniversary. During the year ended December 31, 2013, the Company recorded stock-based compensation of $2,686 (2012 - $29,993 ; 2011 - $21,832) as consulting expense related to these options.

On July 1, 2011, the Company granted 60,000 stock options to an employee exercisable at $0.60 per share. 50% of the options vest on the date of grant and expire on July 30, 2013. Another 25% vest on the first anniversary and expire on July 30, 2014. The last 25% vest on the second anniversary and expire on July 30, 2015. During the year ended December 31, 2013, the Company recorded stock-based compensation of $163 (2012 - $963 ; 2011 - $682) as consulting expense related to these options.

On November 1, 2011, the Company granted 360,000 stock options to an employee exercisable at $0.60 per share. 50% of the options vest on the date of grant and expire on July 30, 2013. Another 25% vest on the first anniversary and expire on July 30, 2014. The last 25% vest on the second anniversary and expire on July 30, 2015. During the year ended December 31, 2013, the Company recorded stock-based compensation of $2,562 (2012 - $9,736 ; 2011 - $682) as consulting expense related to these options.

On March 1, 2012, the Company granted 300,000 stock options to a consultant exercisable at $0.60 per share. 50% of the options vest on the date of grant and expire on February 28, 2013. Another 25% vest on the first anniversary and expire on February 28, 2014. The last 25% vest on the second anniversary and expire on February 28, 2015. During the year ended December 31, 2013, the Company recorded stock-based compensation of $69 (2012 - $340) as consulting expense related to these options.

The fair values of stock options granted were estimated at the date of grant using the Black-Scholes option- pricing model and the weighted average grant date fair value of stock options granted during the year ended December 31, 2012 was $0.001 (2011 - $0.10). During the year ended December 31, 2013, the Company recorded stock-based compensation of $9,452 (2012 - $81,178 ; 2011 - $195,399) as consulting expense related to the vesting of stock options.

The fair value assumptions used were as follows:

	2013	2012	2011
Expected dividend yield	−	0%	0%
Risk-free interest rate	−	0.43%	1.92%
Expected volatility	−	54%	66%
Expected option life (in years)	−	1.00	4.54 - 5.00

The following table summarizes the continuity of the Company’s stock options:

			Weighted-
		Weighted	Average
		Average	Remaining		Aggregate
	Number of	Exercise	Contractual		Intrinsic
	Options	Price	Term (years)		Value
Outstanding, December 31, 2011	2,720,000	$0.26	4.98	$	−
Granted	300,000	$0.60
Expired	(200,000)	$0.20
Outstanding, December 31, 2012	2,820,000	$0.30	2.56	$	−
Expired	(360,000)	$0.60
Outstanding, December 31, 2013	2,460,000	$0.26	1.86	$	−
Exercisable, December 31, 2013	2,385,000	$0.25	1.88	$	−

A summary of the status of the Company’s non-vested options and changes are presented below:

		Weighted
		Average
	Number of	Grant Date
	Options	Fair Value

Non-vested at December 31, 2011	1,360,000	$0.10
Granted	300,000	$0.001
Expired	(50,000)	$0.11
Vested	(830,000)	$0.08
Non-vested at December 31, 2012	780,000	$0.08

Vested	(705,000)	$0.09
Non-vested at December 31, 2013	75,000	$0.001

As at December 31, 2013, there was $8 (2012 - $9,460) in total unrecognized compensation cost related to non-vested stock options.

As at December 31, 2013, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date
75,000	$0.60	February 28, 2014*
15,000	$0.60	July 30, 2014
90,000	$0.60	November 30, 2014
75,000	$0.60	February 28, 2015
15,000	$0.60	July 30, 2015
90,000	$0.60	November 30, 2015
2,100,000	$0.20	December 29, 2015
2,460,000		* Subsequently expired